Debt, Lease Liabilities and Other Notes Payable - Maturities of Debt (Details) $ in Thousands	Dec. 31, 2020 MXN ($)
Maturity analysis for non-derivative financial liabilities
Principal amount	$ 123,877,278
Unamortized Finance Costs	(1,324,307)
2021
Maturity analysis for non-derivative financial liabilities
Principal amount	617,489
Unamortized Finance Costs	(498)
2022
Maturity analysis for non-derivative financial liabilities
Principal amount	5,485,404
Unamortized Finance Costs	(8,213)
2023
Maturity analysis for non-derivative financial liabilities
Principal amount	3,500,000
Unamortized Finance Costs	(6,290)
2024
Maturity analysis for non-derivative financial liabilities
Principal amount	10,000,000
Unamortized Finance Costs	(74,135)
2025
Maturity analysis for non-derivative financial liabilities
Principal amount	11,969,580
Unamortized Finance Costs	(162,815)
Thereafter
Maturity analysis for non-derivative financial liabilities
Principal amount	92,304,805
Unamortized Finance Costs	$ (1,072,356)